Reconciliation of the Difference of Effective Income Tax Rate and Statutory Income Tax Rate of DOCOMO (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	40.80%	40.80%	40.80%
Expenses not deductible for tax purposes	0.10%	0.10%	0.20%
Tax credit for special tax treatment	(0.80%)	(0.80%)	(0.80%)
Tax refund of interest and penalties previously paid			(0.80%)
Other	0.30%	0.30%	0.10%
Effective income tax rate	40.40%	40.40%	39.50%